Business combinations	3 Months Ended
Mar. 31, 2022
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations

For the three-month period ended March 31, 2022

On January 17, 2022, the Company closed the acquisition of Chile TL4, a 63-mile transmission line and 2 substations in Chile for a total equity investment of $39 million. Atlantica has control over Chile TL4 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile TL4 has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Chile TL4 is included within the Transmission Lines sector and the South America geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the three-month period ended March 31, 2022
Contracted concessional assets	33,000
Other current assets	5,358
Total net assets acquired at fair value	38,358
Asset acquisition – purchase price paid	(38,358)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The allocation of the purchase price is provisional as of March 31, 2022 and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of March 31, 2022. The measurement period will not exceed one year from the acquisition date.

The amount of revenue contributed by the acquisition performed during the three-month period ended March 31, 2022 to the Consolidated Condensed Interim Financial Statements of the Company as of March 31, 2022 is $0.7 million, and the amount of loss after tax is $0.4 million. Had the acquisition been consolidated from January 1, 2022, the consolidated statement of comprehensive income would have included additional revenue of $0.2 million and profit after tax of $0.1 million.

For the year ended December 31, 2021

On January 6, 2021, the Company completed its second investment through its Chilean renewable energy platform in a 40 MW solar PV plant, Chile PV 2, located in Chile, for approximately $5 million. Atlantica has control over Chile PV 2 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 2 had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interests. Chile PV 2 is included within the Renewable energy sector and the South America geography.
On January 8, 2021, the Company completed the purchase of an additional 42.5% stake in Rioglass, a supplier of spare parts and services to the solar industry, increasing its stake from 15% to 57.5% and gaining control over the business under IFRS 10, Consolidated Financial Statements. The purchase price paid was $8.6 million, and the Company paid an additional $3.7 million (deductible from the final payment) for an option to acquire the remaining 42.5% under the same conditions until September 2021. On July 22, 2021, the Company exercised the option paying an additional $4.8 million, becoming the sole shareholder of the entity. Rioglass is included within the Renewable energy sector and the EMEA geography. The acquisition of Rioglass has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations.

On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW renewable asset in California. The purchase price paid was $130 million. Atlantica has control over Coso under IFRS 10, Consolidated Financial Statements and its acquisition had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Coso is included within the Renewable energy sector and the North America geography.

On May 14, 2021, the Company closed the acquisition of Calgary District Heating, a district heating asset of approximately 55 MWt in Canada. The purchase price paid was approximately $22.9 million. The acquisition had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Calgary District Heating is included within the Efficient natural gas and heat sector and the North America geography.

On August 6, 2021, the Company closed the acquisition of Italy PV 1 and Italy PV 2, two solar PV plants in Italy with a combined capacity of 3.7 MW for a total equity investment of $9 million. The acquisition had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. These assets are included within the Renewable energy sector and the EMEA geography.

On November 25, 2021, the Company closed the acquisition of La Sierpe, a 20 MW solar PV plant in Colombia for a total equity investment of approximately $23.5 million. The acquisition had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. La Sierpe is included within the Renewable energy sector and the South America geography.
On December 14, 2021, the Company closed the acquisition of Italy PV 3, a 2.5 MW solar asset in Italy for a total equity investment of approximately $4 million. The acquisition had been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Italy PV 3 is included within the Renewable Energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the year ended December 31, 2021
	Coso	Other	Total
Contracted concessional assets	383,153	159,575	542,728
Deferred tax asset	-	4,410	4,410
Other non-current assets	11,024	1,943	12,967
Cash & cash equivalents	6,363	14,649	21,012
Other current assets	14,378	46,632	61,010
Non-current Project debt	(248,544)	(39,808)	(288,352)
Current Project debt	(13,415)	(25,366)	(38,781)
Deferred tax liabilities	-	(4,910)	(4,910)
Other current and non-current liabilities	(22,959)	(64,922)	(87,881)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	83,916	213,916
Asset acquisition – purchase price paid	(130,000)	(80,868)	(210,868)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Net result of business combinations	-	-	-

The purchase price equaled the fair value of the net assets acquired.

The amount of revenue contributed by the acquisitions performed during 2021 to the Consolidated Financial Statements of the Company for the year 2021 was $163.5 million, and the amount of profit after tax was $0.8 million. Had the acquisitions been consolidated from January 1, 2021, the consolidated statement of comprehensive income would have included additional revenue of $17.7 million and additional profit after tax of $3.3 million.

In January 2022, the provisional period for the purchase price allocation of Chile PV 2 and Rioglass closed and did not result in significant adjustments to the initial amounts recognized.